UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended June 30, 2008

Check here if Amendment; [ ] Amendment Number:

This Amendment (Check [ ] is a restatement
only one);            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Diamond Capital Management Inc.
Address:          Dorinco 100
                  Midland, MI 48674
13F File Number:  28-7248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kenneth J. Van Heel
Title:            President, Diamond Capital Management Inc.
Phone:            989-636-1915

Signature, Place, and Date of Signing:

/S/ KENNETH J. VAN HEEL, MIDLAND, MICHIGAN, (July 15, 2008)
Report Type (Check one only):

[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers
Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
AND EXCHANGE ACT OF 1934.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 31
Form 13F Information table Value Total(x 1000): $699,900



		                                 		Shares      (a)    (b)    (c)    Mgrs (a)   (b)   (c)
Name of Issuer		Class    CUSIP     	FMVx1000 	Call/Put(a) Sole   Share  Shared       Sole Share None
	                                                        	           as Def Other

SPDR TR			Common	78462F103	302,898		2,366,760 	X		      2,366,760
ISHARES S&P 500 INDEX	Common	464287200	 61,376		  479,500 	X			479,500
ISHARES S&P 100 INDEX	Common	464287101	 43,000		  739,600 	X			739,600
PowerShares		Common	73935A104	 39,980		  885,105 	X			885,105
DIAMONDS TRUST SERIES 1	Common	252787106	 38,007		  335,100 	X			335,100
APPLE COMPUTER INC	Common	037833100	 19,021		  113,600 	X			113,600
DEERE & COMPANY		Common	244199105	 16,251		  225,300 	X			225,300
CISCO SYS INC		Common	17275R102	 15,766		  677,800 	X			677,800
AMERICA MOVIL ADR	Common	02364W105	 14,218		  269,534 	X			269,534
TEVA PHARMACEUTICALS	Common	881624209	 13,053		  285,000 	X			285,000
AFLAC INCORPORATED	Common	001055102	 12,654		  201,500 	X			201,500
VANGUARD LARGE CAPE	Common	922908637	 12,522		  216,000 	X			216,000
MONSANTO CO		Common	61166W101	 12,454		   98,500 	X			 98,500
WEATHERFORD INT		Common	G95089101	 12,338		  248,800 	X			248,800
SUNCOR ENERGY INC	Common	867229106	 11,833		  203,600 	X			203,600
FLUOR CORP		Common 	343412102	 11,816		   63,500 	X			 63,500
BAKER HUGHES		Common 	057224107	 11,599		  132,800 	X			132,800
DIAGEO PLC-SPONSORED	Common 	25243Q205	 10,526		  142,500 	X			142,500
CORNING INC.		Common	219350105	  7,337		  318,300 	X			318,300
SUNPOWER CORPORATION	Common	867652109	  6,917		   96,100 	X			 96,100
HANESBRANDS INC.	Common	410345102	  5,007		  184,500 	X			184,500
SPDR FINANCIAL INDEX	Common	81369Y605	  4,777		  235,800 	X			235,800
DISCOVERY LABORATORIES	Common	254668106	    499		  240,000 	X			240,000
ALEXZA PHARMACEUTICALS	Common	015384100	    438		   69,246 	X			 69,246
AMICUS THERAPEUTICS INC	Common	03152W109	    414		   42,000 	X			 42,000
CRITICAL THERAPEUTICS	Common	22674T105	    320		  294,000 	X			294,000
ACCUSPHERE		Common	00511R870	    295		  421,507 	X			421,507
INSULET			Common	45784P101	  6,010		  382,065 	X			382,065
NEUROGESX		Common	641252101	  1,259		  434,132 	X			434,132
ENTROPIC COMM		Common	29384R105	  7,016		1,476,954 	X		      1,476,954
MICROMET		Common	59509C105	    299		  113,070 	x			113,070



GRAND TOTALS				        699,900


